COMMITMENTS AND CONTINGENCIES (Schedule of Capital Commitment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Capital commitment:	$ 5,069
Less Than 1 Year
COMMITMENTS AND CONTINGENCIES
Capital commitment:	979
1 to 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitment:	4,090
More than 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitment:	$ 0